Property and Equipment	9 Months Ended
Sep. 30, 2011
Property and Equipment.
Property and Equipment

Note 7 - Property and Equipment

Property and equipment as of September 30, 2011 and December 31, 2010 consist of the following:

	September 30, 2011	December 31, 2010

Office equipment and furniture	$178,610	$159,234
Vehicles	218,340	211,644
Vehicles - capital lease	149,400	144,818
Buildings	2,957,850	2,867,130
Subtotal	3,504,200	3,382,826
Less: accumulated depreciation	368,602	217,702

Total	$3,135,598	$3,165,124

Depreciation expense for the three months ended September 30, 2011 and 2010 was $49,868 and $10,846, and for the nine months ended September 30, 2011 and 2010 was $141,840 and $31,873, respectively. Amortization of Vehicles under capital lease included in depreciation expense for the three months ended September 30, 2011 and 2010 was $5,247 and $5,007, and for the nine months ended September 30, 2011 and 2010 was $15,639 and $16,076, respectively.